Net borrowings - Reconciliation of movement in net borrowings (Detail) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [abstract]
At beginning of the year	£ 9,091,000,000	£ 7,892,000,000
Net (increase)/decrease in cash and cash equivalents before exchange	(54,000,000)	185,000,000	£ (122,000,000)
Net increase in bonds and other borrowings	2,331,000,000	1,015,000,000
Change in net borrowings from cash flows	2,277,000,000	1,200,000,000
Exchange differences on net borrowings	22,000,000	(80,000,000)
Other non-cash items	(113,000,000)	79,000,000
Net borrowings at end of the year	11,277,000,000	9,091,000,000	£ 7,892,000,000
Cash outflow for derivatives designated in forward point hedges	£ 12,000,000	£ 0